Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and equipment were as follows for the dates indicated:

	December 31,
	2014	2013
	(Dollars in thousands)
Land	$2,355	$2,772
Buildings	10,076	10,029
Furniture, fixtures, and equipment	5,580	5,531
Leasehold improvements	45	45
Construction in progress	17	6
	18,073	18,383
Less: Accumulated depreciation	(9,405)	(8,919)
	$8,668	$9,464

Rent Commitments	Rent commitments, before considering renewal options that generally are present, were $8,000 in 2015.